INVESTMENT IN A JOINT VENTURE	12 Months Ended
Dec. 31, 2019
INVESTMENT IN A JOINT VENTURE [abstract]
Disclosure of investment in a joint venture
18.	INVESTMENT IN A JOINT VENTURE

Particulars of the joint venture at the end of the reporting period are as follows:

Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid- up/registered capital	Percentage of equity attributable to the Group	Principal activities
BC ENERGY INVESTMENTS CORP.	British Virgin Islands	US$ 102,325,582	50%	Investment holding

Summarized financial information of the joint venture is disclosed below:

	2018	2019

Current assets	12,054	10,742

Non-current assets	47,116	49,417

Current liabilities	(6,851)	(7,616)

Non-current liabilities	(11,783)	(10,589)

	2017	2018	2019
Revenue	29,879	18,661	18,178
Depreciation, depletion and amortization	(3,742)	(3,446)	(3,195)
Interest income	313	95	140
Finance costs	(550)	(518)	(822)

Profit/(loss) before tax	2,215	(17,816)	1,961
Income tax (expense)/credit	(1,109)	6,630	(875)
Profit/(loss) after tax	1,106	(11,186)	1,086
Total comprehensive income/(expense)	1,106	(11,186)	1,086

Dividend of US$25 million (equivalent to RMB172 million) was received from the joint venture in 2019 and US$20 million (equivalent to RMB132 million) was received from the joint venture in 2018 and US$36 million (equivalent to RMB243 million) was received from the joint venture in 2017.